Shareholders' Equity - Disclosure of detailed information about performance share units and restricted share units (Details)	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement, beginning of period (in shares)	50,000
Number of other equity instruments outstanding in share-based payment arrangement, end of period (in shares)	0	50,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0	16,000
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement, beginning of period (in shares)	154,100	0
Granted (in shares)	93,000	154,100
Number of other equity instruments outstanding in share-based payment arrangement, end of period (in shares)	247,100	154,100
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	51,367
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period (in dollars per share) | $ / shares	$ 4.25	$ 0
Granted (in dollars per share) | $ / shares
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period (in dollars per share) | $ / shares	3.65	$ 4.25
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in dollars per share) | $ / shares	$ 3.25